SIGNIFICANT COMMITMENTS AND AGREEMENTS	12 Months Ended
Dec. 31, 2017
SIGNIFICANT COMMITMENTS AND AGREEMENTS
SIGNIFICANT COMMITMENTS AND AGREEMENTS

33. SIGNIFICANT COMMITMENTS AND AGREEMENTS

a.   Capital expenditures

As of December 31, 2017, capital expenditures committed under the contractual arrangements, principally relating to procurement and installation of data, internet and information technology, cellular, transmission equipment and cable network are as follows:

	Amounts in
	foreign
	currencies	Equivalent in
Currencies	(in millions)	Rupiah
Rupiah	—	6,737
U.S. dollar	192	2,604
Euro	0.21	3
Total		9,344

The above balance includes the following significant agreements:

(i)  The Company

Contracting parties	Initial date of agreement	Significant provisions of the agreement
The Company and Consortium NEC Corporation and PT NEC Indonesia	May 28, 2013	Procurement agreement of Sulawesi Maluku Papua Cable System (“SMPCS”) package-2
The Company and PT Industri Telekomunikasi Indonesia	May 5, 2014	Procurement and installation agreement of Outside Plant Fiber Optic ("OSP-FO") access
The Company and PT Lintas Teknologi Indonesia	November 17, 2015	Procurement and installation agreement of Dual Wavelength Division Multiplexing ("DWDM") Platform ALCATEL
The Company and PT Datacomm Diangraha	November 20, 2015	Procurement and installation agreement of Metro Ethernet Platform ALU
The Company and PT Sisindokom Lintas Buana	November 23, 2015	Procurement and installation agreement of Expand Provider Edge Virtual Private Network (“PE-VPN”) Cisco
The Company and Space System/Loral, LLC	February 29, 2016	Procurement of Telkom 4 Satellite System
The Company and NEC Corporation	May 12, 2016	Procurement and installation agreement of Sistem Komunikasi Kabel Laut ("SKKL”) Indonesia Global Gateway
The Company and NEC Corporation	July 18, 2016	Procurement and installation agreement of Radio IP Backhaul Node-B Telkomsel Platform NEC
The Company and PT Huawei Tech Investment	October 10, 2016	Procurement and installation agreement of 10 Gigabyte Capable Passive Optical Network (“XGPON”) Platform Huawei
The Company and PT Huawei Tech Investment	November 25, 2016	Procurement and installation agreement of DWDM Platform Huawei
The Company and PT Fiberhome Technologies Indonesia and PT Abhimata Citra Abadi	December 6, 2016	Procurement and installation agreement of XGPON Platform Fiberhome
The Company and PT ZTE Indonesia	May 31, 2017	Procurement agreement for Set Top Box (“STB”) Platform ZTE
The Company and PT Asuransi Jasa Indonesia	October 31, 2017	Procurement agreement for Telkom 4 Satellite Launch Insurance Services
The Company and PT ZTE Indonesia	November 1, 2017	Procurement and installation agreement of STB 4K and Optical Network Terminal (“ONT”) Enterprise Platform ZTE
The Company and Consortium Bisnis Submarine Cable	November 10, 2017	Procurement and installation agreement of SKKL Sabang-Lhoksemawe-Medan
The Company and PT ZTE Indonesia	December 22, 2017	Procurement for ONT Retail Platform ZTE
The Company and PT Lancs Arche Consumma	December 22, 2017	Procurement and installation agreement of Expand Capacity of Network Capacity DWDM Platform Coriant for NARU 2017

(ii)  Telkomsel

Contracting parties	Initial date of agreement	Significant provisions of the agreement
Telkomsel, PT Ericsson Indonesia, Ericsson AB, PT Nokia Siemens Networks, NSN Oy and Nokia Siemens Network GmbH & Co. KG	April 17, 2008	The combined 2G and 3G CS Core Network Rollout Agreement
Telkomsel, PT Ericsson Indonesia and PT Nokia Siemens Networks	April 17, 2008	Technical Service Agreement (“TSA”) for combined 2G and 3G CS Core Network
Telkomsel, PT Ericsson Indonesia, Ericsson AB, PT Nokia Siemens Networks, NSN Oy, Huawei International Pte. Ltd., PT Huawei and PT ZTE Indonesia	March and June 2009	2G BSS and 3G UTRAN Rollout agreement for the provision of 2G GSM BSS and 3G UMTS Radio Access Network
Telkomsel, PT Dimension Data Indonesia and PT Huawei	February 3, 2010	Maintenance and Procurement of Equipment and Related Service Agreement for Next Generation Convergence Core Transport Rollout and Technical Support
Telkomsel, Amdocs Software Solutions Limited Liability Company and PT Application Solutions	February 8, 2010	Online Charging System (“OCS”) and Service Control Points (“SCP”) System Solution Development Agreement
Telkomsel and PT Application Solutions	February 8, 2010	Technical Support Agreement to provide technical support services for the OCS and SCP
Telkomsel, Amdocs Software Solutions Limited Liability Company and PT Application Solutions	July 5, 2011	Development and Rollout agreement for Customer Relationship Management and Contact Center Solutions
Telkomsel and PT Huawei	March 25, 2013	Technical Support Agreement for the procurement of Gateway GPRS Support Node (“GGSN”) Service Complex
Telkomsel and Wipro Limited, Wipro Singapore Pte. Ltd. and PT WT Indonesia	April 23, 2013	Development and procurement of Operational and Strategic Decision Support System (“OSDSS”) Solution Agreement
Telkomsel and PT Ericsson Indonesia	October 22, 2013	Procurement of GGSN Service Complex Rollout Agreement
Telkomsel and PT Dimension Data Indonesia	May 25, 2016	Maintenance and Procurement of Equipment and Related Service Agreement for Next Generation Convergence RAN Transport Rollout

b.   Borrowings and other credit facilities

(i)    As of December 31, 2017, the Company has bank guarantee facilities for tender bond, performance bond, maintenance bond, deposit guarantee and advance payment bond for various projects of the Company, as follows:

				Facility utilized
				Original currency	Rupiah
Lenders	Total facility	Maturity	Currency	(in millions)	equivalent
BRI	500	March 14, 2018	Rp	—	191
BNI	500	March 31, 2018	Rp	—	305
			US$	0	1
Bank Mandiri	500	December 23, 2019	Rp	—	390
			US$	0	1
Total	1,500				888

(ii)  Telkomsel has US$3 million bond, bank guarantee and standby letter of credit facility with SCB, Jakarta. The facilities will expire on July 31, 2018. Telkomsel has issued a bank guarantee amounting to Rp20 billion (equivalent to US$1.5 million) as a frequency performance bond valid until March 24, 2016. As the date of approval and authorization for the issuance of these financial statements the bank guarantee is not extended.

Telkomsel has a Rp500 billion bank guarantee facility with BRI. The facility will expire on March 25, 2019. Under this facility, as of December 31, 2017, Telkomsel has issued a bank guarantee amounting to Rp472 billion (equivalent to US$35 million) as payment commitment guarantee for annual right of usage fee valid until April 1, 2018 and Rp20 billion (equivalent to US$1.5 million) as frequency performance bond valid until May 31, 2018 (Note 33c.i).

Telkomsel has a Rp150 billion bank guarantee facility with BCA. The facility will expire on April 15, 2018.

Telkomsel also has a Rp2.1 trillion bank guarantee facility with BNI. The facility will expire on December 11, 2018. Telkomsel used this facility to replace the time deposits which were pledged as collateral for bank guarantees required for the USO program amounting to Rp52.2 billion (Note 33c.iii) and for surety bond of 2.3 GHz radio frequency amounting to Rp1.03 trillion (Note 33c.i)

(iii) TII has a US$15 million bank guarantee from Bank Mandiri and has been renewed in accordance with amendment V (five) on December 18, 2017 with a maximum credit limit of US$10 million. The facility will expire on December 18, 2018.

(iv) On December 31, 2017, Sigma has a Rp350 billion bank guarantee from BNI.

c.   Others

(i)   Radio Frequency Usage

Based on Decree No. 8 dated November 2, 2015 of the Government of the Republic of Indonesia which replaced Decree No. 76 dated December 15, 2010, Telkomsel is required to pay the annual frequency usage fees for the 800 MHz, 900 MHz and 1800 MHz bandwidths using the formula set out in the decree.

As an implementation of the above decree, the Company and Telkomsel paid annual frequency usage fees since 2010.

In 2017, the Government through the MoCI established Telkomsel as the winner of the spectrum auction for a frequency of 2.3 GHz as wide as 30 MHz, at a price of Rp1.01 trillion.

Based on Decision Letter No. 1987 Year 2017 dated November 15, 2017, which amended Decree No. 42 Year 2014 dated January 29, 2014, whereby the MoCI granted Telkomsel the rights to provide:

(i)   Mobile telecommunication services with radio frequency bandwidth in the 800 MHz, 900 MHz, 1800 MHz, 2.1 GHz and 2.3 GHz; and

(ii)  Basic telecommunication services.

With reference to Decision Letters No. 268/KEP/M.KOMINFO/9/2009, No. 509 Year 2016 and No. 1896 year 2017 of the MoCI, Telkomsel is required, among other things, to:

1.   Pay an annual right of usage (Biaya Hak Penyelenggaraan ("BHP")) over the license term (10 years) as set forth in the decision letters. The BHP is payable upon receipt of Surat Pemberitahuan Pembayaran (notification letter) from the DGPI. The BHP fee is payable annually up to the expiry period of the license.

2.   Issue a performance bond each year amounting to Rp20 billion for spectrum 2.1 GHz and a surety bond each year amounting Rp1.03 trillion for spectrum 2.3 GHz (Note 33b.ii).

Conditional Business Transfer Agreement (“CBTA”)

In order to maximize business opportunities within the group synergy, the Company restructured its fixed wireless business unit by transferring its fixed wireless business and subscribers to Telkomsel. On June 27, 2014, the Company signed a CBTA with Telkomsel to transfer such business and subscribers to Telkomsel (Notes 5 and 10b).

Based on Decision Letter No. 934 dated September 26, 2014, the MoCI approved the transfer of the Company’s frequency usage license on radio frequency spectrum of 800 MHz, specifically on spectrum of 880 - 887.5 MHz paired with 925 - 932.5 MHz, to Telkomsel. Telkomsel can use the radio frequency spectrum since the date the Decision Letter was issued.

During the transition period, the Company is still able to use the radio frequency spectrum of 880 - 887.5 MHz paired with 925 - 932.5 MHz at the latest until December 14, 2014.

Based on MoCI Decision Letter No. 807/KOMINFO/OJ-SOPI.4/SP.03.03/10/2016 dated October 13, 2016,  the migration process of frequency spectrum of 800 MHz has been completed and Telkomsel is able to use the frequency spectrum nationwide. Accordingly, the Company and Telkomsel agreed that the CBTA has been completed on October 21, 2016.

(ii)  Operating lease commitments

The Group entered into non-cancelable lease agreements with both third and related parties. The lease agreements cover leased lines, telecommunication equipment, land and building with terms ranging from 1 to 10 years and with expiry dates between 2018 and 2027. Periods may be extended based on the agreement by both parties. Minimum lease payments charged to profit or loss in 2017 amounted to Rp3,814 billion.

Future minimum lease payments/receivables under non-cancelable operating lease agreements as of December 31, 2017 are as follow:

		Less than		More than
	Total	1 year	1‑5 years	5 years
As lessee	31,218	4,038	15,915	11,265
As lessor	2,362	737	1,475	150

In connection with the restructuring of its fixed wireless business (Note 33c.i), the Company is undertaking a negotiation to early terminate its operating lease arrangements, and has recorded provisions for early termination amounting to Rp666 billion and Rp202 billion which are presented as “Other Expense” in 2015 and 2016, respectively, outstanding liabilities balance of operating lease agreements due to early termination amounted to Rp300 billion has been fully paid in 2017.

(iii) Service Concession Arrangement

The MoCI issued Regulation No. 17 year 2016 dated September 26, 2016 which replaced Decree No. 45 year 2012 and other previous regulations regarding policies underlying the USO program. The regulation requires telecommunications operators in Indonesia to contribute 1.25% of gross revenues (with due consideration for bad debts and/or interconnection charges and/or connection charges and/or the exclusion of certain revenues that are not considered as part of gross revenues as a basis to calculate the USO charged) for USO development.

Subsequently, Decree No. 17 year 2016 dated September 26, 2016 was replaced by Decree No. 19 year 2016 which was effective from November 8, 2016. The latest Decree stipulates, among other things, the USO charged was effective for fiscal year 2016 and thereafter.

Based on MoCI Regulation No. 25 year 2015 dated June 30, 2015, it is stipulated that, among others, in providing telecommunication access and services in rural areas (USO Program), the provider is determined through a selection process by Balai Penyedia dan Pengelola Pembiayaan Telekomunikasi dan Informatika (“BPPPTI”). BPPPTI replaced Balai Telekomunikasi dan Informatika Pedesaan (“BTIP”) based on Decree No. 18/PER/M.KOMINFO/11/2010 dated November 19, 2010 of MoCI.

a.   The Company

On March 12, 2010, the Company was selected in a tender by the Government through BTIP to provide internet access service centers for USO sub-districts for a total amount of Rp322 billion, covering Nanggroe Aceh Darussalam, North Sumatra, North Sulawesi, Gorontalo, Central Sulawesi, West Sulawesi, South Sulawesi and South East Sulawesi.

On December 23, 2010, the Company was selected in a tender by the Government through BPPPTI to provide mobile internet access service centers for USO sub-districts for a total amount of Rp528 billion, covering Jambi, Riau, Kepulauan Riau, North Sulawesi, Central Sulawesi, Gorontalo, West Sulawesi, South East Sulawesi, Central Kalimantan, South Sulawesi, Papua and West Irian Jaya.

In 2015, the program was ceased. On September 8, 2015, the Company filed an arbitration claim to the Indonesia National Board of Arbitration (“BANI”) for the settlement of the outstanding receivables of USO-PLIK and USO-MPLIK. On September 22, 2016, BANI decided that BPPPTI should pay the underpayment to the Company for USO-PLIK and USO-MPLIK project amounting to Rp127 billion and Rp342 billion, respectively.

b.   Telkomsel

On December 27, 2011, Telkomsel (on behalf of Konsorsium Telkomsel, a consortium which was established with Dayamitra on December 9, 2011) was selected by BPPPTI as a provider of the USO Program in the border areas for all packages (package 1 ‑ 13) with a total price of Rp830 billion. On such date, Telkomsel was also selected by BPPPTI as a provider of the USO Program (Upgrading) of “Desa Pinter” or “Desa Punya Internet” for packages 1, 2 and 3 with a total price of Rp261 billion.

In 2015, the Program was ceased. In January 2016, Telkomsel filed an arbitration claim to BANI for the settlement of the outstanding receivables of USO Programs.

On June 22, 2017, Telkomsel received a decision letter from BANI No.792/1/ARB-BANI/2016 requesting BPPPTI to pay compensation to Telkomsel amounting to Rp217 billion, and as of the date of the issuance of these consolidated financial statements, Telkomsel has received the payment from BPPPTI amounting to Rp83 billion.

As of December 31, 2016 and 2017, Telkomsel’s net carrying amount of trade receivables for the USO programs which are measured at amortized cost using the effective interest method amounted to Rp178 billion and Rp115 billion, respectively.